SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Revenue Recognition (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [Abstract]
Useful life of mining data center		13 years
Revenue		$ 368,554	$ 333,342	$ 394,661
Contract assets		0	0
Contract liabilities		144,337	182,297
Deferred revenues		$ 54,200	$ 102,300	11,100
Computer equipment [member]
Disclosure of disaggregation of revenue from contracts with customers [Abstract]
Estimated useful life		2 years
Customer One [Member]
Disclosure of disaggregation of revenue from contracts with customers [Abstract]
Percentage of entity's revenue		19.05%	20.07%
Self Mining [Member]
Disclosure of disaggregation of revenue from contracts with customers [Abstract]
Revenue		$ 111,683	$ 62,359	191,693
Hash Rate Subscription [Member]
Disclosure of disaggregation of revenue from contracts with customers [Abstract]
Revenue		40,290	77,862	53,952
Electricity Subscription [Member]
Disclosure of disaggregation of revenue from contracts with customers [Abstract]
Revenue		27,419	39,525	35,113
Additional Consideration from Cloud Hash Rate Arrangements under Acceleration Mode [Member]
Disclosure of disaggregation of revenue from contracts with customers [Abstract]
Revenue		172	3,954	35,140
Sales of Mining Machines [Member]
Disclosure of disaggregation of revenue from contracts with customers [Abstract]
Revenue		2	705	45,693
Cloud Hosting Arrangements [Member]
Disclosure of disaggregation of revenue from contracts with customers [Abstract]
Revenue	[1]	3,248	12,723	7,568
General Hosting [Member]
Disclosure of disaggregation of revenue from contracts with customers [Abstract]
Revenue		97,321	99,251	18,312
Membership Hosting [Member]
Disclosure of disaggregation of revenue from contracts with customers [Abstract]
Revenue		79,906	26,056	0
Others [Member]
Disclosure of disaggregation of revenue from contracts with customers [Abstract]
Revenue	[2]	$ 8,513	$ 10,907	$ 7,190
Brand of BTC [Member]
Disclosure of disaggregation of revenue from contracts with customers [Abstract]
Percentage of entity's revenue			14.94%	44.68%
Brand of BTC [Member] | Customer One [Member] | Top of Range [Member]
Disclosure of disaggregation of revenue from contracts with customers [Abstract]
Percentage of entity's revenue		10.00%		10.00%

[1]	The Group did not generate any revenue from the additional consideration from Cloud Hosting arrangements offered under accelerator mode for the years ended December 31, 2023, 2022 and 2021.
[2]	Others include revenue generated primarily from providing technical and human resources service, repairment services of hosted mining machines, lease of investment properties, the sale of mining machine peripherals and the sale of containerized solution product.